CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash Flows From Operating Activities
Net (loss) income	$ (268,355)	$ 213,962
Adjustments to reconcile net loss (income) to net cash (used in) provided by operating activities:
Amortization expense	4,105	4,104
Gain on debt forgiveness	0	(36,680)
Accounts receivable	187,828	(105,128)
Other receivables and prepaid expenses	15,635	5,999
Accounts payable	(331,402)	69,731
Due to related parties	6,592	10,577
Income tax payable	0	35,508
Other payable and accrued liabilities	20,238	0
Cash flows (used in) provided by operating activities	(365,359)	198,073
Cash flows from financing activities
Related party loan	0	3,050
Loan payable	0	2,620
Cash flows provided by financing activities	0	5,670
Effect of foreign exchange rate on cash	33	0
Net (decrease) increase in cash and equivalents	(365,326)	203,743
Cash and equivalents at beginning of the period (including cash in escrow account)	683,483	1,097
Cash and equivalents at end of the period (including cash in escrow account)	$ 318,157	$ 204,840